Schedule H, Line 4i – Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
CBRE 401(k) PLAN
EIN: 52-1616016 – PLAN NUMBER 001
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
(Dollars in thousands)

		(c) Description of Investment, Including
		Maturity Date, Rate of Interest,
(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
	American Eupac Fund R6	Mutual Fund	(2)	$83,787
	American Funds New Perspective Fund Class R-6	Mutual Fund	(2)	86,971
	DFA Emerging Markets Portfolio Institutional Class	Mutual Fund	(2)	61,237
	Loomis Sayles Growth Fund	Mutual Fund	(2)	308,362
	Vanguard Explorer Fund Admiral Shares	Mutual Fund	(2)	137,287
(1)	Fidelity Government Money Market Fund	Mutual Fund	(2)	1,229
	Total Mutual Funds			678,873

	BlackRock Strategic Income Opportunities Bond Fund M	Common Collective Trust	(2)	38,648
(1)	Fidelity Managed Income Portfolio	Common Collective Trust	(2)	150,567
(1)	FIAM U.S. Bond Index Commingled Pool Class D	Common Collective Trust	(2)	132,328
	Parnassus Sustainable Core Equity CIT Fund Class 1	Common Collective Trust	(2)	39,915
	Putnam Large Cap Value Trust	Common Collective Trust	(2)	165,322
	Spartan 500 Index Pool Class D	Common Collective Trust	(2)	821,494
	Spartan Extended Market Index Pool Class D	Common Collective Trust	(2)	61,499
	Spartan Global ex US Index Pool Class D	Common Collective Trust	(2)	96,026
	TCW MetWest Total Return Bond Fund Class X	Common Collective Trust	(2)	39,609
	Vanguard Target Retirement 2020 Fund	Common Collective Trust	(2)	53,117
	Vanguard Target Retirement 2025 Fund	Common Collective Trust	(2)	203,020
	Vanguard Target Retirement 2030 Fund	Common Collective Trust	(2)	289,350
	Vanguard Target Retirement 2035 Fund	Common Collective Trust	(2)	350,609
	Vanguard Target Retirement 2040 Fund	Common Collective Trust	(2)	263,901
	Vanguard Target Retirement 2045 Fund	Common Collective Trust	(2)	363,495
	Vanguard Target Retirement 2050 Fund	Common Collective Trust	(2)	295,517
	Vanguard Target Retirement 2055 Fund	Common Collective Trust	(2)	274,064
	Vanguard Target Retirement 2060 Fund	Common Collective Trust	(2)	151,349
	Vanguard Target Retirement 2065 Fund	Common Collective Trust	(2)	69,521
	Vanguard Target Retirement 2070 Trust Select	Common Collective Trust	(2)	1,831
	Vanguard Target Retirement Income Trust	Common Collective Trust	(2)	36,566
	Vanguard Target Retirement Income & Growth Trust Select	Common Collective Trust	(2)	1,252
	Total Common/Collective Trusts			3,899,000

	River Road Small Mid Cap Value Separate Account	Separately Managed Account
	Alight, Inc. Class A	Common Stock	(2)	398
	AptarGroup, Inc.	Common Stock	(2)	2,806
	Armstrong World Industries, Inc.	Common Stock	(2)	1,258
	Assured Guaranty Ltd.	Common Stock	(2)	3,367
	Axis Capital Holdings Limited	Common Stock	(2)	1,915
	BellRing Brands, Inc.	Common Stock	(2)	1,222
	BioMarin Pharmaceutical Inc.	Common Stock	(2)	1,876
	BJ's Wholesale Club Holdings, Inc.	Common Stock	(2)	4,598
	Caci International Inc Class A	Common Stock	(2)	2,237
	Cannae Holdings, Inc.	Common Stock	(2)	1,207
	CNA Financial Corporation	Common Stock	(2)	1,382
	CNH Industrial NV	Common Stock	(2)	1,196
	Cooper Companies, Inc.	Common Stock	(2)	2,872
	CoreCivic, Inc.	Common Stock	(2)	3,722
	Delek US Holdings Inc	Common Stock	(2)	1,461
	Dole PLC	Common Stock	(2)	1,013

Embecta Corporation	Common Stock	(2)	927
Enovis Corporation	Common Stock	(2)	912
ePlus inc.	Common Stock	(2)	3,010
EVERTEC, Inc.	Common Stock	(2)	627
Genworth Financial, Inc.	Common Stock	(2)	3,320
GXO Logistics Inc	Common Stock	(2)	2,572
Haemonetics Corporation	Common Stock	(2)	1,991
HF Sinclair Corporation	Common Stock	(2)	1,110
Howard Hughes Holdings Inc.	Common Stock	(2)	713
Hub Group, Inc. Class A	Common Stock	(2)	793
Huntington Ingalls Industries, Inc.	Common Stock	(2)	1,855
Icon PLC	Common Stock	(2)	2,968
ICU Medical, Inc.	Common Stock	(2)	2,177
Ingles Markets, Incorporated Class A	Common Stock	(2)	1,348
Ingram Micro Holding Corporation	Common Stock	(2)	363
Insperity, Inc.	Common Stock	(2)	672
International Flavors & Fragrances Inc.	Common Stock	(2)	1,813
Ituran Location and Control Ltd.	Common Stock	(2)	338
Janus International Group, Inc.	Common Stock	(2)	618
LGI Homes, Inc.	Common Stock	(2)	985
Lithia Motors, Inc.	Common Stock	(2)	3,828
LKQ Corporation	Common Stock	(2)	1,419
MAXIMUS, Inc.	Common Stock	(2)	1,335
McGrath RentCorp	Common Stock	(2)	4,152
MDU Resources Group, Inc.	Common Stock	(2)	2,181
Murphy USA, Inc.	Common Stock	(2)	3,966
NCR Voyix Corporation	Common Stock	(2)	674
Nomad Foods Ltd.	Common Stock	(2)	887
NorthWestern Energy Group, Inc.	Common Stock	(2)	1,329
Ovintiv Inc	Common Stock	(2)	360
Owens Corning	Common Stock	(2)	1,342
P10, Inc. Class A	Common Stock	(2)	1,004
Paycom Software, Inc.	Common Stock	(2)	1,329
Permian Resources Corporation Class A	Common Stock	(2)	2,210
PriceSmart, Inc.	Common Stock	(2)	1,606
Pursuit Attractions and Hospitality, Inc.	Common Stock	(2)	1,820
Radian Group Inc.	Common Stock	(2)	531
Rentokil Initial plc Sponsored ADR	Common Stock	(2)	2,236
Science Applications International Corp.	Common Stock	(2)	1,210
Simply Good Foods Co	Common Stock	(2)	716
Smith & Nephew plc Sponsored ADR	Common Stock	(2)	2,189
Southwest Gas Holdings, Inc.	Common Stock	(2)	1,691
Talen Energy Corp	Common Stock	(2)	724
TD SYNNEX Corporation	Common Stock	(2)	1,452
Titan America SA	Common Stock	(2)	1,261
TripAdvisor, Inc.	Common Stock	(2)	1,240
TXNM Energy, Inc.	Common Stock	(2)	668
UFP Industries, Inc.	Common Stock	(2)	1,648
UniFirst Corporation	Common Stock	(2)	3,513
United Parks & Resorts Inc.	Common Stock	(2)	1,583
Vail Resorts, Inc.	Common Stock	(2)	1,754
Verra Mobility Corp. Class A	Common Stock	(2)	1,395
Vontier Corp	Common Stock	(2)	2,839
Warrior Met Coal, Inc.	Common Stock	(2)	605
WESCO International, Inc.	Common Stock	(2)	1,796
WEX Inc.	Common Stock	(2)	2,566
White Mountains Insurance Group Ltd	Common Stock	(2)	5,424
WillScot Holdings Corporation Class A	Common Stock	(2)	1,133

	Yelp Inc.	Common Stock	(2)	802
	BLF FedFund	Mutual Fund	(2)	1,454
	Total Separately Managed Accounts			131,514

(1)	Fidelity Investments Money Market Government Portfolio – Institutional Class	Money market fund	(2)	910
(1)	CBRE Common Stock	Common Stock	(2)	143,837
	Total CBRE Unitized Stock Fund			144,747

(1)	Fidelity BrokerageLink	Participant-directed brokerage accounts	(2)	19,731

	Total Participant-directed investments - at fair value			4,873,865

(1)	Notes Receivable From Participants	Interest rates of 5.25% to 10.50%;
		Maturity dates from
		January 2026 to January 2031	(2)	54,466
	Total Investments			$4,928,331
______________________________
(1)Exempt party-in-interest transactions.
(2)Cost information is not required for participant-directed investments and therefore is not included.